Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation
19.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2015, 2016 and 2017. Garena Online was granted a five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2012, which grants a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed by the EDB. Upon the expiry of the DEI in 2016, Garena Online was awarded an additional 5-year DEI starting from January 1, 2017, subject to the terms and conditions therein.

Others

Subsidiaries incorporated in other countries are subject to the respective statutory corporate income tax rates of the countries where they are resident.

Domestic statutory corporate income tax rates in Malaysia and Vietnam were reduced from 25% to 24% and from 22% to 20%, respectively, with effect from the financial year 2016.

Domestic statutory corporate income tax rate in Taiwan will increase from 17% to 20% with effect from the financial year 2018.

Income tax expense comprises:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Current income tax	2,017	2,376	6,903
Deferred tax	(2,406)	(2,281)	(8,753)
Withholding tax expense	12,119	8,451	12,595

	11,730	8,546	10,745

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Loss before income tax and share of results of equity investees	(87,458)	(196,886)	(548,509)
Tax expense computed at tax rate of 17%	(14,868)	(33,471)	(93,247)
Changes in valuation allowance	14,444	38,025	91,017
Non-deductible expenses	1,385	1,699	2,211
Preferential tax rate	(1,279)	(439)	(3,072)
Withholding tax expense	12,119	8,451	12,595
Foreign earnings at different tax rates	(399)	(4,284)	4,104
Others	328	(1,435)	(2,863)

	11,730	8,546	10,745

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	$	$
Deferred tax assets:
Property and equipment	—	569
Advances from customers	764	455
Deferred revenue	41,161	58,652
Unutilized tax losses and unused capital allowances	59,074	149,859
Others	248	4,869
Valuation allowance	(65,752)	(157,463)

Total deferred tax assets	35,495	56,941

Property and equipment	(200)	(1,293)
Intangible assets	—	(3,804)
Deferred channel costs	—	(6,584)
Others	—	(1,534)

Total deferred tax liabilities	(200)	(13,215)

Net deferred tax assets	35,295	43,726

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $64,366, $186,587 and $520,523 as of December 31, 2015, 2016 and 2017, respectively. The tax losses of $520,523 as of December 31, 2017 will expire from 2018 to 2028.

The utilization of deferred tax assets recognized by the Group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2017, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations.